SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2020
List of Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES	SIGNIFICANT ACCOUNTING POLICIES
(a)BASIS OF PRESENTATION
All amounts are in Canadian dollars unless otherwise noted. Our functional currency is the Canadian dollar. We prepare the consolidated financial statements on a historical cost basis, except for:
•certain financial instruments as disclosed in note 17, which are measured at fair value;
•the net deferred pension liability, which is measured as described in note 23; and
•liabilities for stock-based compensation, which are measured at fair value as disclosed in note 25.

Reclassifications
As a result of the growth of our financing receivable program and the ways in which we manage our business, effective the year ended December 31, 2020 and retroactively, we have reclassified certain balances in our Consolidated Statements of Financial Position and our Consolidated Statements of Cash Flows.

On our Consolidated Statements of Financial Position, we have:
•reclassified current financing receivables from "other current assets" to "accounts receivable" (2020 - $1,031 million, 2019 - $72 million);
•separately disclosed the long-term portion of "financing receivables" reclassified from "other long-term assets" (2020 - $748 million, 2019 - $76 million);
•reclassified the long-term portion of "contract assets" to "other long-term assets" (2020 - $88 million, 2019 - $557 million); and
•reclassified derivative instrument liabilities to "other current liabilities" and "other long-term liabilities", as applicable.

On our Consolidated Statements of Cash Flows, we have reclassified the "net change in contract asset balances" (2020 - $1,170 million, 2019 - $(204) million) and the "net change in financing receivable balances" (2020 - $1,658 million, 2019 - $(120) million) to "change in net operating assets and liabilities".

(b)BASIS OF CONSOLIDATION
Subsidiaries are entities we control. We include the financial statements of our subsidiaries in our consolidated financial statements from the date we gain control of them until our control ceases. We eliminate all intercompany transactions and balances between our subsidiaries on consolidation.

(c)FOREIGN CURRENCY TRANSLATION
We translate amounts denominated in foreign currencies into Canadian dollars as follows:
•monetary assets and liabilities - at the exchange rate in effect as at the date of the Consolidated Statements of Financial Position;
•non-monetary assets and liabilities, and related depreciation and amortization - at the historical exchange rates; and
•revenue and expenses other than depreciation and amortization - at the average rate for the month in which the transaction was recognized.

(d)BUSINESS COMBINATIONS
We account for business combinations using the acquisition method of accounting. Only acquisitions that result in our gaining control over the acquired businesses are accounted for as business combinations. We possess control over an entity when we conclude we are exposed to variable returns from our involvement with the acquired entity and we have the ability to affect those returns through our power over the acquired entity.

We calculate the fair value of the consideration paid as the sum of the fair value at the date of acquisition of the assets we transferred and the equity interests we issued, less the liabilities we assumed to acquire the subsidiary.

We measure goodwill as the fair value of the consideration transferred less the net recognized amount of the identifiable assets acquired and liabilities assumed, which are generally measured at fair value as of the acquisition date. When the excess is negative, a gain on acquisition is recognized immediately in net income.

We expense the transaction costs associated with acquisitions as we incur them.

During the year ended December 31, 2020, we made several individually immaterial acquisitions and recognized $50 million of related goodwill, all of which has been allocated to our Cable operating segment.
(e)GOVERNMENT GRANTS
We recognize government financial assistance as a deduction from the related expense when there is reasonable assurance that we will comply with the conditions of the assistance and the assistance will be received. During the year ended December 31, 2020, we qualified for $91 million of funding associated with the Canada Emergency Wage Subsidy (CEWS) program, a federal government initiative offered to eligible employers who kept individuals employed during COVID-19. As at December 31, 2020, we had received $82 million; we expect to receive the remaining $9 million in early 2021.

(f)NEW ACCOUNTING PRONOUNCEMENTS ADOPTED IN 2020
We adopted the following IFRS amendments in 2020. They did not have a material effect on our financial statements.
•Amendments to IFRS 9, Financial Instruments, IAS 39, Financial Instruments: Recognition and Measurement, and IFRS 7, Financial Instruments: Disclosures, Interest Rate Benchmark Reform, detailing the fundamental reform of major interest rate benchmarks being undertaken globally to replace or redefine Inter-Bank Offered Rates (IBORs) with alternative nearly risk-free benchmark rates (referred to as "IBOR reform"). There is significant uncertainty over the timing of when the replacements for IBORs will be effective and what those replacements will be. We will actively monitor the IBOR reform and consider circumstances as we renew or enter into new financial instrument contracts.
•Changes to the Conceptual Framework, seeking to provide improvements to concepts surrounding various financial reporting considerations and existing IFRS standards.
•Amendments to IAS 1, Presentation of Financial Statements and IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors, clarifying the definition of "material".

(g)RECENT ACCOUNTING PRONOUNCEMENTS NOT YET ADOPTED IN 2020
The IASB has issued the following new standards that will become effective in a future year and could have an impact on our consolidated financial statements in future periods:
•IAS 37, Provisions, Contingent Liabilities and Contingent Assets - Onerous Contracts, specifying costs an entity should include in determining the "cost of fulfilling" a potential onerous contract.
•IFRS 17, Insurance Contracts, a replacement of IFRS 4, Insurance Contracts, that aims to provide consistency in the application of accounting for insurance contracts.
•Interest Rate Benchmark Reform - Phase 2 (Amendments to IFRS 9, IAS 39, and IFRS 7), addressing issues that might affect financial reporting after the reform of an interest rate benchmark.
•Amendments to IAS 1, Presentation of Financial Statements - Classification of Liabilities as Current or Non-current, clarifying requirements for the classification of liabilities as non-current.
•Amendments to IAS 16, Property Plants and Equipment: Proceeds before intended use, prohibiting reducing the cost of property, plant, and equipment by proceeds while bringing an asset to capable operations.
•Amendments to IFRS 3, Business Combinations - Updating a Reference to the Conceptual Framework, updating a reference to the Conceptual Framework.
•Amendments to IFRS 16, Leases, allowing lessees to not assess whether a COVID-19-related rent concession is a lease modification.

We do not expect IFRS 17, Insurance Contracts, will have an effect on our consolidated financial statements. We are assessing the impacts, if any, the remaining new standards or amendments will have on our consolidated financial statements, but we currently do not expect any material impacts.

(h)ADDITIONAL SIGNIFICANT ACCOUNTING POLICIES, ESTIMATES, AND JUDGMENTS
When preparing our consolidated financial statements, management makes judgments, estimates, and assumptions that affect how accounting policies are applied and the amounts we report as assets, liabilities, revenue, and expenses. Our significant accounting policies, estimates, and judgments are identified in this note or disclosed throughout the notes as identified in the table below, including:
•information about assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment to the amounts recognized in the consolidated financial statements;
•information about judgments made in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements; and
•information on our significant accounting policies.

Note	Topic	Page	Accounting Policy	Use of Estimates	Use of Judgments
4	Reportable Segments	14	X		X
5	Revenue Recognition	16	X	X	X
7	Property, Plant and Equipment	19	X	X	X
8	Leases	22	X	X	X
9	Intangible Assets and Goodwill	24	X	X	X
13	Income Taxes	28	X		X
14	Earnings Per Share	30	X
15	Accounts Receivable	31	X		X
16	Inventories	31	X
17	Financial Instruments	32	X	X	X
18	Investments	43	X
20	Provisions	46	X	X	X
23	Post-Employment Benefits	50	X	X
25	Stock-Based Compensation	56	X	X
28	Commitments and Contingent Liabilities	61	X		X